20. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets		R$ 11,624		R$ 10,777		R$ 11,156	R$ 10,820
Temporary Easement Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		8		8
Assets Of Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		11,517	[1]	10,680	[1]	10,435	9,248
Temporary Easements Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		8		8		10	10
Useful Life Defined Intangible Asset [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		11,542		10,714		11,156	9,285
Onerous Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		7		7		8	9
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		10		19		R$ 17	R$ 18
Intangible Assets Under Development [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		82		63
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		20,230		18,852
Gross Carrying Amount [Member] | Temporary Easement Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		12		11
Gross Carrying Amount [Member] | Assets Of Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[1]	20		18,674
Gross Carrying Amount [Member] | Useful Life Defined Intangible Asset [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		20,148		18,789
Gross Carrying Amount [Member] | Onerous Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		20,039		19	[1]
Gross Carrying Amount [Member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		82		85
Gross Carrying Amount [Member] | Intangible Assets Under Development [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		82		63
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(8,606)		(8,075)
Accumulated Depreciation and Amortisation [Member] | Temporary Easement Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(4)		(3)
Accumulated Depreciation and Amortisation [Member] | Assets Of Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[1]	(8,522)		(7,994)
Accumulated Depreciation and Amortisation [Member] | Useful Life Defined Intangible Asset [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(8,606)		(8,075)
Accumulated Depreciation and Amortisation [Member] | Onerous Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(8,522)		(12)
Accumulated Depreciation and Amortisation [Member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		R$ (67)		R$ (66)

[1]	The rights of authorization to generate wind power granted to the subsidiary Parajuru and Volta do Rio, valued at R$ 127, and of the gas distribution concession, granted to Gasmig, valued at R$ 426, are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.